Statements of Cash Flows - Significant Non-cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Non-cash Investing and Financing Transactions [abstract]
Decrease in accounts payable – other relating to the acquisition of property and equipment and intangible assets	₩ (130,413)	₩ (305,823)	₩ (39,977)
Increase of right-of-use assets	523,494	345,761	720,932
Transfer from property and equipment to investment property	(5,482)	13,900	4,732
Increase in accounts payable – other relating to the acquisition of shares	₩ 1,195,642	₩ 0	₩ 0